Average Annual Total Returns	12 Months Ended	60 Months Ended	92 Months Ended				120 Months Ended	469 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	[2]	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	114.00%	[1]			1.35%
Bloomberg U.S. GNMA Index
Prospectus [Line Items]
Average Annual Return, Percent	0.96%	(0.60%)	63.00%	[1]			0.85%
Lipper GNMA Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	1.39%	(0.72%)			34.00%		0.50%
T. Rowe Price GNMA Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	0.92%	(0.76%)					0.56%
Performance Inception Date								Nov. 26, 1985
T. Rowe Price GNMA Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.52%)	(1.61%)					(0.47%)
T. Rowe Price GNMA Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.54%	(0.93%)					(0.01%)
T. Rowe Price GNMA Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	1.13%	(0.61%)	0.44%
Performance Inception Date			May 03, 2017

[1]	Return since 5/3/17.
[2]	Return since 4/30/17.